Other financial Liabilities - Derivative financial instruments (Details) € in Thousands, $ in Thousands		12 Months Ended
	May 12, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	May 12, 2017 USD ($)	Feb. 15, 2017 USD ($)
Other financial liabilities
Market value			$ 4,392		$ 3,079
Derivatives [member]
Other financial liabilities
Nominal Amount			38,040		23,463
Cross currency swap
Other financial liabilities
Nominal Amount	€ 176,638				42,500	$ 192,500
Market value			33,648		20,384
Foreign Currency Swaps
Interest receivable (as a percent)	9.375%
Fixed Interest Rate	8.062%					8.062%
Balance of CCS remained in the valuation adjustment reserve			10,596		8,567
Income (Expense) recorded in financial derivative loss		$ 2,838	6,850
Cross currency swap | Exchange differences
Foreign Currency Swaps
Gain (loss) transferred from valuation adjustment reserve to income statement		7,024	(14,791)
Cross currency swap | Finance costs
Foreign Currency Swaps
Gain (loss) transferred from valuation adjustment reserve to income statement		951	1,216
Cash flow hedges [member] | Cross currency swap
Foreign Currency Swaps
Gain (loss) on ineffective hedge recognized in other comprehensive income		10,006	(24,171)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		$ 10,333
Derivatives designated as hedging instruments | Cross currency swap
Other financial liabilities
Nominal Amount			26,219		15,883
Derivatives designated as hedging instruments | Cash flow hedges [member] | Cross currency swap
Other financial liabilities
Nominal Amount					150
Derivatives not designated as hedging instruments | Cross currency swap
Other financial liabilities
Nominal Amount			7,429		4,501
Derivatives not designated as hedging instruments | Interest rate swap contract [member]
Other financial liabilities
Nominal Amount			$ 4,392		$ 3,079
Senior Notes due 2022 issued by Ferroglobe PLC
Other financial liabilities
Nominal Amount							$ 150,000
Senior Notes due 2022 issued by Ferroglobe PLC | Cash flow hedges [member] | Cross currency swap
Other financial liabilities
Nominal Amount | €				€ 150,000